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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL		60606
(Address of principal executive offices)		(Zip code)

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

Paul B. Goucher, Esq.

Columbia Management Investment Advisers, LLC

100 Park Avenue

New York, New York 10017

P. Zachary Egan

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-634-9200

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments.

Columbia Acorn Fund

Statement of Investments (Unaudited), September 30, 2016

Number of Shares		Value
		Equities: 98.0%
Health Care 19.1%
	> Health Care Equipment & Supplies 7.2%
1,429,073	Align Technology (a) Invisalign System to Correct Malocclusion (Crooked Teeth)	$133,975,594
996,818	ResMed Medical Devices for Sleep Apnea Treatment	64,583,838
870,978	LivaNova (a) Neuromodulation & Cardiac Devices	52,354,488
388,000	Varian Medical Systems (a) Radiation Therapy Systems, Software & Services to Treat Cancer	38,617,640
516,239	West Pharmaceutical Services Components & Systems for Injectable Drug Delivery	38,459,805
597,902	Dentsply Sirona Dental Supplies Manufacturer	35,533,316
218,709	IDEXX Laboratories (a) Diagnostic Equipment & Services for Veterinarians	24,655,065
		388,179,746
	> Life Sciences Tools & Services 5.2%
814,750	Quintiles Transnational Holdings (a) Contract Research Organization	66,043,635
1,833,801	VWR (a) Distributor of Lab Supplies	52,006,596
859,624	PRA Health Sciences (a) Contract Research Organization	48,577,352
415,992	Bio-Techne Maker of Consumables & Systems for the Life Science Market	45,551,124
79,588	Mettler-Toledo International (a) Laboratory Equipment	33,413,430
684,850	Agilent Technologies Provider of Systems, Consumables & Services for Life Science Labs	32,249,587
		277,841,724
	> Health Care Providers & Services 3.1%
2,101,278	HealthSouth Inpatient Rehabilitation Facilities & Home Health Care	85,248,848
683,733	Centene (a) Managed Care Organization	45,782,762
510,065	Mednax (a) Physician Management for Pediatric & Anesthesia Practices	33,791,806
		164,823,416
	> Biotechnology 2.7%
667,993	Ultragenyx Pharmaceutical (a) Biotech Focused on “Ultra-Orphan” Drugs	47,387,423
491,749	Seattle Genetics (a) Antibody-based Therapies for Cancer	26,559,364
154,332	Intercept Pharmaceuticals (a) (b) Biotech Developing Drugs for Several Diseases	25,401,504
445,705	Agios Pharmaceuticals (a) (b) Biotech Focused on Cancer & Orphan Diseases	23,542,138
2,831,995	Celldex Therapeutics (a) (b) Biotech Developing Drugs for Cancer	11,441,260
313,252	Genomic Health (a) Cancer Diagnostics	9,059,248
		143,390,937
	> Health Care Technology 0.6%
583,521	Medidata Solutions (a) Cloud-based Software for Drug Studies	32,537,131

	> Pharmaceuticals 0.3%
719,638	Akorn (a) Developer, Manufacturer & Distributor of Specialty Generic Drugs	19,617,332
Health Care: Total		1,026,390,286

Industrials 18.3%
	> Machinery 4.8%
1,459,456	Toro Turf Maintenance Equipment	68,360,919
729,975	Oshkosh Corporation Specialty Truck Manufacturer	40,878,600
229,954	Snap-On Tools	34,943,810
309,547	Nordson Dispensing Systems for Adhesives & Coatings	30,840,168
403,577	Graco Manufacturer of Dispensing Equipment	29,864,698
246,794	WABCO Holdings (a) Truck & Bus Component Supplier	28,018,523
217,946	Middleby (a) Manufacturer of Cooking Equipment	26,942,484
		259,849,202
	> Professional Services 2.9%
1,305,792	Robert Half International Temporary & Permanent Staffing in Finance, Accounting & Other Professions	49,437,285
798,026	WageWorks (a) Healthcare Consumer Directed Benefits & Commuter Account Management	48,607,764
1,822,232	Navigant Consulting (a) Financial Consulting Firm	36,845,531

1

Number of Shares		Value
	> Professional Services—continued
295,064	Manpower Global Temporary Staffing Provider	$21,321,324
		156,211,904
	> Road & Rail 2.2%
202,212	Amerco North American Moving & Storage King	65,563,197
480,471	Old Dominion Freight Lines (a) LTL Trucker	32,965,115
274,029	JB Hunt Transport Services Truck & Intermodal Carrier	22,234,713
		120,763,025
	> Electrical Equipment 1.8%
253,877	Acuity Brands Commercial Lighting Fixtures	67,175,854
890,312	Generac (a) Standby Power Generators	32,318,326
		99,494,180
	> Aerospace & Defense 1.8%
936,847	HEICO FAA-Approved Aircraft Replacement Parts	56,688,612
780,337	B/E Aerospace Producer of Aircraft Interior Components	40,312,209
		97,000,821
	> Air Freight & Logistics 1.7%
1,741,234	Expeditors International of Washington International Freight Forwarder	89,708,376

	> Commercial Services & Supplies 1.7%
306,291	Cintas Provider of Rental Uniforms & Floor Mats	34,488,367
220,648	UniFirst Uniform Rental	29,094,645
887,660	Rollins Pest Control & Wildlife Removal Services	25,990,685
		89,573,697
	> Trading Companies & Distributors 0.7%
258,581	Watsco HVAC Distribution	36,434,063

	> Industrial Conglomerates 0.7%
347,666	Carlisle Companies industrial Conglomerate	35,660,101
Industrials: Total		984,695,369

Consumer Discretionary 16.8%
	> Hotels, Restaurants & Leisure 4.8%
449,288	Vail Resorts Ski Resort Operator & Developer	70,484,301
694,647	Papa John’s International Franchisor of Pizza Restaurants	54,772,916
672,348	Dunkin Brands Franchisor of Quick Service Restaurants	35,015,884
190,656	Domino’s Pizza Franchisor of Pizza Restaurants	28,951,113
503,240	Popeyes Louisiana Kitchen (a) Popeyes Restaurants	26,742,174
570,826	Texas Roadhouse Rural-focused Full Service Steakhouse	22,279,339
445,188	Choice Hotels Franchisor of Budget Hotel Brands	20,069,075
		258,314,802
	> Auto Components 3.7%
1,238,085	Tenneco (a) Auto Parts for Emission Control, Suspension	72,143,213
545,786	Drew Industries RV & Manufactured Home Components	53,497,944
2,279,802	Gentex Manufacturer of Auto Parts	40,033,306
312,658	Cooper-Standard Holdings (a) Auto Supplier: Sealing, Fuel/Brake Delivery, Fluid Transfer, Anti-Vibrate Systems	30,890,610
		196,565,073
	> Specialty Retail 2.5%
959,069	Williams-Sonoma Home Goods & Furnishing Retailer	48,989,245
537,680	Monro Muffler Brake Automotive Services	32,889,886
132,128	Ulta Salon Cosmetics & Fragrance (a) Specialty Beauty Product Retailer	31,443,821
496,991	Five Below (a) Low-price Specialty Retailer Targeting Pre-Teens, Teens & Parents	20,023,767
		133,346,719
	> Household Durables 2.0%
1,003,971	iRobot (a) Home Robots (Vacuums, Pool Cleaners) & Battlefield Reconnaissance Robots	44,154,644
22,610	NVR (a) Homebuilder	37,077,461
283,853	Cavco Industries (a) Manufactured Homes	28,115,640
		109,347,745
	> Distributors 1.0%
1,540,633	LKQ (a) Alternative Auto Parts Distribution	54,630,846

2

Number of Shares		Value
	> Textiles, Apparel & Luxury Goods 0.7%
1,423,717	Hanesbrands Apparel Wholesaler	$35,948,854

	> Media 0.6%
3,645,055	Global Eagle Entertainment (a) Provider of Entertainment & Wi-Fi on Airplanes	30,290,407

	> Diversified Consumer Services 0.5%
433,256	Bright Horizons Family Solutions (a) Child Care/Preschool Services	28,980,494

	> Internet & Direct Marketing Retail 0.5%
1,222,084	Liberty TripAdvisor Holdings Class A (a) Holding Company for Trip Advisor	26,702,535

	> Leisure Products 0.5%
340,834	Polaris Industries (b) Leisure Vehicles & Related Products	26,394,185
Consumer Discretionary: Total		900,521,660

Financials 14.6%
	> Capital Markets 8.5%
2,190,555	Lazard Corporate Advisory & Asset Management	79,648,580
1,256,877	Raymond James Financial Full Service Wealth Management	73,162,810
1,377,791	Eaton Vance Specialty Mutual Funds	53,802,739
370,140	Affiliated Managers Group (a) Asset Manager Holding Company	53,559,258
727,504	CBOE Holdings Marketplace for Trading Options & Futures	47,178,634
812,757	SEI Investments Mutual Fund Administration & Investment Management	37,069,847
906,841	Interactive Brokers Group Electronic Brokerage & Market Maker	31,984,282
182,734	Factset Research Systems Securities Data Purveyor	29,621,181
168,189	MarketAxess Bond Exchange	27,850,416
1,550,308	Ares Capital Business Development Company	24,029,774
		457,907,521
	> Banks 4.3%
2,306,085	Associated Banc-Corp Midwest Bank	45,176,205
629,191	BOK Financial (b) Tulsa-based Southwest Bank	43,395,303
330,175	Signature Bank (a) New York City Metro Area Bank	39,109,229
1,000,350	MB Financial Chicago Bank	38,053,314
326,109	SVB Financial Group (a) Bank to Venture Capitalists	36,048,089
352,000	First Republic Bank San Francisco Bank to Affluent	27,142,720
		228,924,860
	> Insurance 1.8%
861,371	Allied World Assurance Company Holdings Commercial Lines Insurance/Reinsurance	34,816,616
2,247,607	CNO Financial Group Life, Long-term Care & Medical Supplement Insurance	34,320,959
714,000	FNF Group Title Insurance & Related Services	26,353,740
		95,491,315
Financials: Total		782,323,696

Information Technology 14.4%
	> IT Services 5.2%
1,003,819	Vantiv (a) Credit Card Processor	56,484,895
571,026	Broadridge Financial Solutions Proxy & Mutual Fund Interim Processing & Distribution & Trade Processing	38,709,852
761,871	ExlService Holdings (a) Business Process Outsourcing	37,971,651
1,176,611	Booz Allen Hamilton IT Consulting for US Government	37,192,674
898,131	CoreLogic (a) Data Processing Services for Real Estate, Insurance & Mortgages	35,224,698
333,189	Global Payments Credit Card Processor	25,575,588
257,319	Gartner (a) IT Research & Consulting Services	22,759,865
754,047	WNS - ADR (a) Offshore Business Process Outsourcing Services	22,583,708
		276,502,931
	> Internet Software & Services 3.6%
707,725	SPS Commerce (a) Supply Chain Management Software Delivered via the Web	51,954,092
1,265,181	GoDaddy (a) Website Management for Small- & Medium-sized Companies	43,686,700
484,916	Verisign (a) Internet Domain Registry for .COM/.NET	37,939,828

3

Number of Shares		Value
	> Internet Software & Services—continued
2,539,629	Quotient Technology (a) (b) Allows CPGs to Digitally Distribute Coupons, Advertising & Trade Promotion	$33,802,462
952,838	NIC Government Web Portal Development & Management Outsourcing	22,391,693
146,000	Nutanix (a) Software Company Selling Hyper-converged Infrastructure Appliances	5,402,000
		195,176,775
	> Software 3.4%
557,422	Ansys (a) Simulation Software for Engineers & Designers	51,622,851
651,125	Synopsys (a) Software for Designing Semiconductor Chips	38,644,269
187,889	Ultimate Software (a) Human Capital Management Systems	38,402,633
996,292	Cadence Design Systems (a) Electronic Design Automation Software	25,435,335
371,927	Manhattan Associates (a) Supply Chain Management Software & Services	21,430,434
242,086	Qualys (a) Security Software Delivered Via the Cloud	9,245,264
		184,780,786
	> Electronic Equipment, Instruments & Components 1.4%
1,058,507	CDW Value Added Reseller of IT Products & Services	48,405,525
296,310	IPG Photonics (a) Fiber Lasers	24,401,128
		72,806,653
	> Semiconductors & Semiconductor Equipment 0.8%
600,967	MACOM Technology Solutions (a) Radio Frequency, Microwave & Millimeterwave Semiconductors	25,444,943
239,074	Monolithic Power Systems High Performance Analog & Mixed Signal Integrated Circuits	19,245,457
		44,690,400
Information Technology: Total		773,957,545

Real Estate 5.3%
	> Equity Real Estate Investment Trusts (REITs) 3.9%
2,328,914	EdR Student Housing	100,469,350
248,023	Federal Realty Shopping Centers & Mixed Use Projects	38,178,181
400,490	Equity LifeStyle Properties Manufactured Home & RV Communities	30,909,818
342,456	Lamar Advertising Outdoor Advertising	22,365,801
254,951	Extra Space Storage Self Storage Facilities	20,245,659
		212,168,809
	> Real Estate Management & Development 1.4%
657,358	Jones Lang LaSalle Real Estate Services	74,800,767
Total Real Estate: Total		286,969,576

Energy 4.0%
	> Oil, Gas & Consumable Fuels 2.3%
345,862	Cimarex Energy Oil & Gas Producer in Texas, New Mexico & Oklahoma	46,473,477
479,034	Diamondback Energy (a) Oil & Gas Producer in Texas	46,245,942
696,004	Carrizo Oil & Gas (a) Oil & Gas Producer	28,271,683
		120,991,102
	> Energy Equipment & Services 1.7%
1,460,416	ShawCor (Canada) Oil & Gas Pipeline Products	36,033,131
2,111,716	RPC (a) (b) North American Onshore Oil Service	35,476,829
660,669	Oil States International (a) Oilfield Service Provider	20,857,320
		92,367,280
Energy: Total		213,358,382

Consumer Staples 2.0%
	> Household Products 1.5%
358,125	Spectrum Brands Holdings Household Product Brands	49,310,231
294,074	WD-40 Manufacturer of Industrial Lubrications	33,062,740
		82,372,971
	> Food & Staples Retailing 0.5%
1,185,078	US Foods (a) U.S. Food Distributor	27,979,692
	Consumer Staples: Total	110,352,663

4

Number of Shares		Value
Materials 1.9%
	> Chemicals 1.9%
284,388	International Flavors & Fragrances Flavors & Fragrances	$40,658,952
554,505	Celanese Commodity & Specialty Chemicals Provider	36,907,853
885,394	Axalta Coating Systems (a) Global Manufacturer of High Performance Coatings	25,030,089
		102,596,894
Materials: Total		102,596,894

Telecommunication Services 1.6%
	> Diversified Telecommunication Services 1.1%
340,337	SBA Communications (a) Communications Towers	38,172,198
768,051	Zayo Group (a) Fiber Optic Data Communications	22,818,795
		60,990,993
	> Wireless Telecommunication Services 0.5%
2,639,127	Boingo Wireless (a) (c) Wi-Fi & Cellular Communications Networks	27,130,226
	Telecommunication Services: Total	88,121,219

Total Equities: 98.0% (Cost: $3,735,974,223)		5,269,287,290	(d)

Short-Term Investments 2.9%
155,789,267	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.35%)	155,789,267

Total Short-Term Investments: 2.9% (Cost: $155,789,267)		155,789,267

Securities Lending Collateral 2.4%
126,588,683	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.30%) (e)	126,588,683

Total Securities Lending Collateral: 2.4% (Cost: $126,588,683)		126,588,683

Total Investments: 103.3% (Cost: $4,018,352,173) (f)		5,551,665,240	(g)

Obligation to Return Collateral for Securities Loaned: (2.4)%		(126,588,683)

Cash and Other Assets Less Liabilities: (0.9)%		(50,409,604)

Net Assets: 100.0%		$5,374,666,953

ADR                     American Depositary Receipts

5

> Notes to Statement of Investments

(a)                     Non-income producing security.

(b)                     All or a portion of this security was on loan at September 30, 2016. The total market value of securities on loan at September 30, 2016 was $125,881,333.

(c)                      An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2016, are as follows:

Security	Balance of Shares Held 12/31/15	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/16	Value	Dividend
Quotient Technology (1)	4,634,954	1,782,619	3,877,944	2,539,629	$33,802,462	$—
Boingo Wireless	2,727,319	647,886	736,078	2,639,127	27,130,226	—
Bankrate (1)	7,126,562	—	7,126,562	—	—	—
Fiesta Restaurant Group (1)	1,453,484	516,572	1,970,056	—	—	—
Gaiam (1)	1,893,824	—	1,893,824	—	—	—
Hackett Group (1)	1,899,313	—	1,899,313	—	—	—
Kirkland Lake Gold (1)	5,119,843	—	5,119,843	—	—	—
ShaMaran Petroleum (1)	90,046,000	—	90,046,000	—	—	—
Vonage (1)	13,576,409	—	13,576,409	—	—	—
Total of Affiliated Transactions	128,477,708	2,947,077	126,246,029	5,178,756	$60,932,688	$—

(1) At September 30, 2016, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2016, was $22,148,435 and $27,130,226, respectively.  Investments in affiliated companies represented 0.50% of the Fund’s total net assets at September 30, 2016.

(d)                     On September 30, 2016, the market value of foreign securities represented 0.67% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Canada	$36,033,131	0.67

(e)                      Investment made with cash collateral received from securities lending activity.

(f)                       At September 30, 2016, for federal income tax purposes, the cost of investments was approximately $4,018,352,173 and net unrealized appreciation was $1,533,313,067 consisting of gross unrealized appreciation of $1,598,173,530 and gross unrealized depreciation of $64,860,463.

(g)                      Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each

6

day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Health Care	$1,026,390,286	$—	$—	$1,026,390,286
Industrials	984,695,369	—	—	984,695,369
Consumer Discretionary	900,521,660	—	—	900,521,660
Financials	782,323,696	—	—	782,323,696
Information Technology	773,957,545	—	—	773,957,545
Real Estate	286,969,576	—	—	286,969,576
Energy	213,358,382	—	—	213,358,382
Consumer Staples	110,352,663	—	—	110,352,663
Materials	102,596,894	—	—	102,596,894
Telecommunication Services	88,121,219	—	—	88,121,219
Total Equities	5,269,287,290	—	—	5,269,287,290
Total Short-Term Investments	155,789,267	—	—	155,789,267
Total Securities Lending Collateral	126,588,683	—	—	126,588,683
Total Investments	$5,551,665,240	$—	$—	$5,551,665,240

There were no transfers of financial assets between levels during the period.

7

Columbia Acorn International

Statement of Investments (Unaudited), September 30, 2016

Number of Shares		Value
		Equities: 96.7%
Europe 44.6%
	> United Kingdom 12.9%
1,725,000	Rightmove Internet Real Estate Listings	$94,397,913
5,715,171	Halma Health & Safety Sensor Technology	77,706,935
5,956,658	Abcam Online Sales of Antibodies	64,854,037
4,852,498	Shaftesbury London Prime Retail REIT	61,008,755
21,000,000	Rentokil Initial Pest Control, Washroom & Workwear Service Provider	60,508,143
2,458,480	WH Smith Newsprint, Books & General Stationery Retailer	49,009,253
1,055,758	Croda International Oleo-chemicals & Industrial Chemicals	47,675,756
2,915,904	Smith & Nephew Medical Equipment & Supplies	47,016,323
9,222,000	Domino’s Pizza UK & Ireland Pizza Delivery in the UK, Ireland & Switzerland	44,644,790
638,583	Next Clothes & Home Retailer in the UK	39,530,903
602,203	Spirax Sarco Steam Systems & Pumps for Manufacturing & Process Industries	35,085,500
9,295,866	Ocado (a) (b) Online Grocery Retailer	31,869,158
5,797,788	DS Smith Packaging	28,879,374
5,960,358	Regus Rental Office Space in Full-service Business Center	20,155,867
704,677	PureCircle (a) Natural Sweeteners	2,520,892
		704,863,599
	> Sweden 6.2%
2,399,596	Hexagon Design, Measurement & Visualization Software & Equipment	104,780,233
4,611,015	Trelleborg Manufacturer of Sealing, Dampening & Protective Solutions for Industry	90,298,237
7,374,685	Unibet European Online Gaming Operator	68,513,358
826,173	Millicom Telecoms Operator in Latin America & Africa	42,855,293
1,312,822	Sweco Engineering Consultants	27,055,874
243,961	Mekonomen (b) Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service	4,749,089
		338,252,084
	> Germany 5.8%
1,968,514	Wirecard (b) Online Payment Processing & Risk Management	102,273,965
565,000	MTU Aero Engines Airplane Engine Components & Services	57,154,051
636,639	Fielmann Retail Optician Chain	51,885,440
1,010,000	Zalando (a) Online Platform for Apparel Sales	42,149,754
853,000	Ströer (b) Out of Home & Online Advertising	37,063,834
58,610	Rational Commercial Ovens	29,364,420
		319,891,464
	> Switzerland 5.0%
204,500	Partners Group Private Markets Asset Management	103,144,622
136,000	Geberit Plumbing Systems	59,551,621
28,285	Givaudan Fragrances & Flavors	57,559,902
301,310	Actelion Swiss Orphan Drug Company	52,167,105
		272,423,250
	> Denmark 4.4%
2,490,923	Novozymes Industrial Enzymes	109,552,657
1,263,620	SimCorp Software for Investment Managers	73,400,881
2,966,887	William Demant Holding (a) Manufacture & Distribution of Hearing Aids & Diagnostic Equipment	60,565,158
		243,518,696
	> Spain 3.9%
12,927,171	Distribuidora Internacional de Alimentación Discount Retailer in Spain & Latin America	80,029,251
10,392,279	Prosegur Security Guards	72,613,276
609,424	Viscofan Sausage Casings Maker	32,970,147
948,207	Bolsas y Mercados Españoles Spanish Stock Markets	28,168,361
		213,781,035
	> France 2.4%
880,603	Legrand Electrical Components	51,914,519

Number of Shares		Value
	> France—continued
1,966,291	Elior Group Contract Caterer & Travel Concessionary	$45,015,992
78,730	Eurofins Scientific Food, Pharmaceuticals & Materials Screening & Testing	35,761,238
		132,691,749
	> Netherlands 2.3%
2,044,797	Aalberts Industries Flow Control & Heat Treatment	69,714,601
734,808	Gemalto Digital Security Solutions	47,116,464
606,135	Brunel Temporary Specialist & Energy Staffing	10,605,039
		127,436,104
	> Italy 1.1%
1,048,543	Brembo High Performance Auto Braking Systems Supplier	62,545,435

	> Finland 0.6%
902,120	Konecranes (b) Manufacture & Service of Industrial Cranes & Port Handling Equipment	31,962,508
Europe: Total		2,447,365,924

Asia 38.5%
	> Japan 22.3%
4,700,000	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	74,235,929
958,600	FamilyMart Convenience Store Operator	63,992,648
536,300	Hikari Tsushin Office IT/Mobiles/Insurance Distribution	49,801,133
2,996,600	Santen Pharmaceutical Specialty Pharma (Ophthalmic Medicine)	44,248,918
13,100,000	Seven Bank ATM Processing Services	41,957,868
2,905,000	Sekisui Chemical Housing, Infrastructure & Functional Plastics	41,780,265
1,336,000	DIP Mobile Temporary Job Information Provider	41,576,453
339,600	Disco Semiconductor Dicing & Grinding Equipment	40,220,793
2,900,000	Sony Financial Holdings Life Insurance, Assurance & Internet Banking	39,937,986
437,400	Hoshizaki Electric Commercial Kitchen Equipment	39,915,299
865,200	Asahi Intecc Medical Guidewires for Surgery	39,595,445
1,200,000	Glory Currency Handling Systems & Related Equipment	39,568,835
3,827,000	NOF Specialty Chemicals, Life Science & Rocket Fuels	38,962,101
2,149,400	Aeon Financial Service Diversified Consumer-related Finance Company in Japan	37,623,477
3,000,000	Ushio Industrial Light Sources	34,564,348
645,300	OBIC Computer Software	34,361,478
881,400	Askul Online & Mail Order Distribution to Businesses and Consumers	33,432,793
13,500	Japan Retail Fund Largest Retail REIT in Japan	33,295,988
5,300	Kenedix Office Investment Tokyo Mid-size Office REIT	32,583,519
1,196,800	Aica Kogyo Laminated Sheets, Building Materials & Chemical Adhesives	31,835,563
772,100	Recruit Holdings Recruitment & Media Services	31,496,430
580,000	Sohgo Security Services Home & Office Security Services in Japan	31,170,839
1,153,000	MonotaRO Online Maintenance, Repair & Operations Goods Distributor in Japan	31,082,491
665,800	JIN (b) Eyeglasses Retailer	30,886,842
1,275,000	Suruga Bank Regional Bank	30,561,284
1,523,600	OSG (b) Consumable Cutting Tools	30,377,454
633,300	Otsuka One-stop IT Services & Office Supplies Provider	30,079,629
974,800	Bandai Namco Branded Toys & Related Content	29,836,760
380,000	Makita Power Tools	27,074,931
441,100	Ezaki Glico Confectionary, Ice Cream & Dairy Products	26,790,999
1,250,000	NGK Insulators Ceramic Products for Auto, Power & Electronics	25,975,714
1,420,000	NGK Spark Plug Automobile Parts	25,091,877
630,000	Japan Airport Terminal (b) Airport Terminal Operator at Haneda	24,090,181
189,100	Seria 100 Yen Discount Stores	15,203,076
5,720	Hirose Electric Electrical Connectors	752,079
		1,223,961,425
	> Taiwan 4.0%
340,000	Largan Precision Mobile Device Camera Lenses & Modules	41,438,009
3,256,844	PChome Online Taiwanese E-commerce Company	38,551,164
4,125,686	Advantech Industrial PC & Components	35,510,612

Number of Shares		Value
	> Taiwan—continued
17,148,352	Vanguard International Semiconductor Semiconductor Foundry	$32,217,511
12,426,000	Far EasTone Telecom Mobile Operator in Taiwan	29,380,428
1,198,000	St. Shine Optical Disposable Contact Lens Original Equipment Manufacturer	27,983,972
1,100,000	Silergy Chinese Provider of Analog & Mixed Digital Integrated Circuits	16,315,799
		221,397,495
	> Korea 2.5%
781,101	KEPCO Plant Service & Engineering Power Plant & Grid Maintenance	41,135,723
1,096,382	Korea Investment Holdings Brokerage & Asset Management	40,856,703
36,669	Orion Corp Confectionery & Snack Manufacturer	27,635,317
230,661	KT&G Tobacco & Ginseng Products	26,267,538
		135,895,281
	> China 2.2%
3,028,652	Vipshop - ADR (a) Internet Discount Retailer	44,430,325
16,586,000	TravelSky Technology Chinese Air Travel Transaction Processor	39,587,583
30,407,000	China Everbright International Municipal Waste Operator	36,455,027
2,706,000	NewOcean Energy Southern China Liquefied Petroleum Gas Distributor	729,246
		121,202,181
	> India 2.1%
7,930,285	Zee Entertainment Enterprises Indian Programmer of Pay Television Content	65,279,797
6,416,931	TVS Motor Indian Maker of Scooters, Mopeds, Motorcycles & Three-wheelers	35,363,203
1,271,334	United Breweries Indian Brewer	17,289,324
		117,932,324
	> Hong Kong 1.5%
12,860,600	Samsonite International Mass Market Luggage & Travel Accessories	41,466,758
38,079,000	Value Partners Mutual Fund Management	39,451,433
		80,918,191
	> Singapore 1.4%
7,897,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	43,073,974
25,000,000	Mapletree Commercial Trust Retail & Office Property Landlord	29,331,965
12,332,500	SIIC Environment (a) Waste Water Treatment Operator	5,606,915
		78,012,854
	> Thailand 1.1%
103,058,001	Home Product Center Home Improvement Retailer	29,828,114
2,579,900	Airports of Thailand Airport Operator of Thailand	29,753,829
		59,581,943
	> Indonesia 0.6%
24,382,400	Matahari Department Store Department Store Chain in Indonesia	34,621,372

	> Philippines 0.5%
6,800,000	Universal Robina Branded Consumer Food Manufacturer in the Philippines	25,025,404

	> Cambodia 0.3%
22,000,000	Nagacorp Casino & Entertainment Complex in Cambodia	14,521,186
Asia: Total		2,113,069,656

Other Countries 12.5%
	> Canada 5.8%
582,939	CCL Industries Global Label Converter	112,242,251
1,145,719	Vermilion Energy (b) Canadian Exploration & Production Company	44,380,837
1,975,105	PrairieSky Royalty (b) Canadian Owner of Oil & Gas Mineral Interests	40,271,397
1,010,554	Boardwalk Real Estate Investment Trust (b) Canadian Residential REIT	39,861,404
2,295,066	CAE Flight Simulator Equipment & Training Centers	32,590,479
1,185,000	ShawCor Oil & Gas Pipeline Products	29,237,738

Number of Shares		Value
	> Canada—continued
817,269	Uni-Select Distribution of Automotive Paint & Replacement Parts in North America	$19,921,691
		318,505,797
	> Australia 2.5%
1,602,353	Domino’s Pizza Enterprises Domino’s Pizza Operator in Australia & New Zealand	86,818,767
2,475,208	Amcor Flexible & Rigid Packaging	28,829,486
891,207	Sirtex Selective Internal Radiation Therapy Biotech Company	21,664,159
		137,312,412
	> United States 1.4%
952,000	LivaNova (a) Neuromodulation & Cardiac Devices	57,224,720
290,000	Ultragenyx Pharmaceutical (a) Biotech Focused on “Ultra-Orphan” Drugs	20,572,600
		77,797,320
	> South Africa 1.4%
8,281,610	Coronation Fund Managers South African Fund Manager	42,390,256
10,864,098	Rand Merchant Insurance Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	32,776,364
		75,166,620
	> Guatemala 0.7%
3,151,582	Tahoe Resources Silver & Gold Projects in Guatemala, Canada & Peru	40,405,205

	> New Zealand 0.7%
7,017,369	Auckland International Airport Auckland Airport Operator	37,611,849
Other Countries: Total		686,799,203

Latin America 1.1%
	> Mexico 1.1%
384,900	Grupo Aeroportuario del Sureste - ADR Mexican Airport Operator	56,357,058
Latin America: Total		56,357,058

Total Equities: 96.7% (Cost: $3,931,078,946)		5,303,591,841	(c)

Short-Term Investments 3.4%
$189,056,620	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.35%)	189,056,620

Total Short-Term Investments: 3.4% (Cost: $189,056,620)		189,056,620

Securities Lending Collateral 4.7%
256,628,949	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.30%) (d)	256,628,949

Total Securities Lending Collateral: 4.7% (Cost: $256,628,949)		256,628,949

Total Investments: 104.8% (Cost: $4,376,764,515)(e)		5,749,277,410	(f) (g)

Obligation to Return Collateral for Securities Loaned: (4.7)%		(256,628,949)

Cash and Other Assets Less Liabilities: (0.1)%		(5,993,313)

Net Assets: 100.0%		$5,486,655,148

ADR           American Depositary Receipts

REIT        Real Estate Investment Trust

> Notes to Statement of Investments

(a)                       Non-income producing security.

(b)                       All or a portion of this security was on loan at September 30, 2016. The total market value of securities on loan at September 30, 2016 was $243,762,763.

(c)                        On September 30, 2016, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	1,223,961,425	22.3
Euro	888,308,295	16.2
British Pound	704,863,599	12.9
Canadian Dollar	358,911,003	6.5
Swedish Krona	338,252,084	6.2
Swiss Franc	272,423,250	5.0
Other currencies less than 5% of total net assets	1,516,872,185	27.6
Total Equities	$5,303,591,841	96.7

(d)                       Investment made with cash collateral received from securities lending activity.

(e)                        At September 30, 2016, for federal income tax purposes, the cost of investments was approximately $4,376,764,515 and net unrealized appreciation was $1,372,512,895 consisting of gross unrealized appreciation of $1,527,314,403 and gross unrealized depreciation of $154,801,508.

(f)                         An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares.  Holdings and transactions in these affiliated companies during the period ended September 30, 2016, are as follows:

Security	Balance of Shares Held 12/31/15	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/16	Value	Dividend
Spotless	63,000,000	—	63,000,000	—	$—	$1,686,164

At September 30, 2016, the fund did not hold any investments in affiliated companies.

(g)                        Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$—	$2,447,365,924	$—	$2,447,365,924
Asia	44,430,325	2,068,639,331	—	2,113,069,656
Other Countries	436,708,322	250,090,881	—	686,799,203
Latin America	56,357,058	—	—	56,357,058
Total Equities	537,495,705	4,766,096,136	—	5,303,591,841
Total Short-Term Investments	189,056,620	—	—	189,056,620
Total Securities Lending Collateral	256,628,949	—	—	256,628,949
Total Investments	$983,181,274	$4,766,096,136	$—	$5,749,277,410

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Financial assets were transferred from Level 3 to Level 2 as trading resumed during the period.

The following table shows transfers from Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$34,937,684	—	—	$34,937,684

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions.

Portfolio Diversification (Unaudited)

At September 30, 2016, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Industrials
Machinery	$419,337,500	7.6
Commercial Services & Supplies	262,038,874	4.8
Transportation Infrastructure	147,812,917	2.7
Building Products	91,387,184	1.7
Aerospace & Defense	89,744,530	1.6
Electrical Equipment	86,478,867	1.6
Professional Services	42,101,469	0.8
Trading Companies & Distributors	31,082,491	0.5
Construction & Engineering	27,055,874	0.5
	1,197,039,706	21.8
> Consumer Discretionary
Hotels, Restaurants & Leisure	259,514,092	4.7
Specialty Retail	216,159,871	3.9
Internet & Catalog Retail	151,882,030	2.8
Media	102,343,632	1.9
Multiline Retail	89,355,351	1.6
Auto Components	87,637,312	1.6
Household Durables	41,780,265	0.8
Textiles, Apparel & Luxury Goods	41,466,758	0.8
Automobiles	35,363,202	0.6
Leisure Products	29,836,760	0.5
Distributors	19,921,691	0.4
	1,075,260,964	19.6
> Information Technology
Electronic Equipment, Instruments & Components	224,677,255	4.1
IT Services	206,302,655	3.8
Internet Software & Services	174,525,529	3.2
Software	120,517,345	2.2
Semiconductors & Semiconductor Equipment	88,754,103	1.6
Technology Hardware, Storage & Peripherals	35,510,613	0.6
	850,287,500	15.5
> Financials
Capital Markets	297,085,348	5.4
Insurance	72,714,350	1.4
Banks	72,519,152	1.3
Consumer Finance	37,623,478	0.7
	479,942,328	8.8
> Health Care
Health Care Equipment & Supplies	232,385,619	4.2
Biotechnology	159,257,900	2.9
Pharmaceuticals	44,248,918	0.8
Life Sciences Tools & Services	35,761,238	0.7
	471,653,675	8.6
> Materials
Chemicals	253,750,417	4.7
Containers & Packaging	169,951,111	3.1
Metals & Mining	40,405,205	0.7
	464,106,733	8.5
> Consumer Staples
Food & Staples Retailing	144,021,900	2.6
Food Products	114,942,758	2.1
Tobacco	26,267,538	0.5
Beverages	17,289,324	0.3
	302,521,520	5.5
> Real Estate
Equity Real Estate Investment Trusts (REITs)	196,081,631	3.5
Real Estate Management & Development	74,235,930	1.4
	270,317,561	4.9
> Energy
Oil, Gas & Consumable Fuels	85,381,480	1.6
Energy Equipment & Services	29,237,738	0.5
	114,619,218	2.1
> Telecommunication Services
Wireless Telecommunication Services	72,235,721	1.3
	72,235,721	1.3
> Utilities
Water Utilities	5,606,915	0.1
	5,606,915	0.1

Total Equities:	5,303,591,841	96.7

Short-Term Investments:	189,056,620	3.4
Securities Lending Collateral:	256,628,949	4.7
Total Investments:	5,749,277,410	104.8
Obligation to Return Collateral for Securities Loaned:	(256,628,949)	(4.7)
Cash and Other Assets Less Liabilities:	(5,993,313)	(0.1)

Net Assets:	$5,486,655,148	100.0

Columbia Acorn USA

Statement of Investments (Unaudited), September 30, 2016

Number of Shares		Value
		Equities: 95.9%
Health Care 21.5%
	> Biotechnology 5.8%
242,202	Repligen (a) Supplier to Biopharma Industry	$7,312,078
53,632	Ligand Pharmaceuticals (a) (b) Royalties from Licensing Drug Delivery Technology	5,473,682
74,940	Ultragenyx Pharmaceutical (a) Biotech Focused on “Ultra-Orphan” Drugs	5,316,244
242,039	Exact Sciences (a) Molecular Diagnostics	4,494,664
77,129	Seattle Genetics (a) Antibody-based Therapies for Cancer	4,165,737
73,192	Agios Pharmaceuticals (a) (b) Biotech Focused on Cancer & Orphan Diseases	3,866,002
88,000	Clovis Oncology (a) Pre-commercial Biotech Company	3,172,400
15,012	Intercept Pharmaceuticals (a) (b) Biotech Developing Drugs for Several Diseases	2,470,825
64,198	Genomic Health (a) Cancer Diagnostics	1,856,606
		38,128,238
	> Health Care Providers & Services 5.5%
140,295	Mednax (a) Physician Management for Pediatric & Anesthesia Practices	9,294,544
228,382	HealthSouth Inpatient Rehabilitation Facilities & Home Health Care	9,265,458
208,085	AMN Healthcare Services (a) Temporary Healthcare Staffing	6,631,669
84,925	VCA (a) Animal Hospitals & Laboratory Services	5,943,051
150,183	TeamHealth (a) Healthcare Professionals Outsourcing	4,889,958
		36,024,680
	> Health Care Equipment & Supplies 5.5%
108,904	West Pharmaceutical Services Components & Systems for Injectable Drug Delivery	8,113,348
178,832	ZELTIQ Aesthetics (a) Systems & Consumables for Aesthetics	7,013,791
486,383	Endologix (a) Minimally Invasive Treatment of Abdominal Aortic Aneurysm	6,225,703
274,413	LeMaitre Vascular Medical Devices for Peripheral Vascular Disease	5,444,354
115,000	Natus Medical (a) Neuro-diagnostic & Newborn Care Products	4,518,350
35,016	Abiomed (a) Medical Devices for Cardiac Conditions	4,502,357
		35,817,903
	> Life Sciences Tools & Services 3.2%
312,057	VWR (a) Distributor of Lab Supplies	8,849,937
79,887	Bio-Techne Maker of Consumables & Systems for the Life Science Market	8,747,626
82,691	Cambrex (a) Active Pharmaceutical Ingredients for Small Molecule Drugs	3,676,442
		21,274,005
	> Health Care Technology 0.9%
109,134	Medidata Solutions (a) Cloud-based Software for Drug Studies	6,085,312

	> Pharmaceuticals 0.6%
142,025	Akorn (a) Developer, Manufacturer & Distributor of Specialty Generic Drugs	3,871,601
Health Care: Total		141,201,739

Information Technology 18.9%
	> Internet Software & Services 7.3%
365,981	Q2 Holdings (a) Online & Mobile Banking Software	10,489,015
46,816	CoStar Group (a) Commercial Real Estate Data Aggregator & Web Marketing for Retail Landlords	10,137,069
124,444	J2 Global Communications Communication Technology & Digital Media	8,289,215
281,595	NIC Government Web Portal Development & Management Outsourcing	6,617,483
85,247	SPS Commerce (a) Supply Chain Management Software Delivered via the Web	6,257,982
322,895	Mimecast (a) Cyber Security, Continuity & Archiving Software	6,176,981
		47,967,745
	> Software 5.2%
100,225	Ansys (a) Simulation Software for Engineers & Designers	9,281,837
138,523	Guidewire (a) Software for Global Property & Casualty Insurance Carriers	8,308,610
40,964	Tyler Technologies (a) Financial, Tax, Court & Document Management Systems for Local Governments	7,014,266

1

Number of Shares		Value
	> Software—continued
83,879	Manhattan Associates (a) Supply Chain Management Software & Services	$4,833,108
155,243	Apptio (a) Software for Managing IT Spending	3,368,773
42,673	Qualys (a) Security Software Delivered Via the Cloud	1,629,682
		34,436,276
	> IT Services 4.4%
168,919	ExlService Holdings (a) Business Process Outsourcing	8,418,923
237,680	WNS - ADR (a) Offshore Business Process Outsourcing Services	7,118,516
123,605	Maximus Outsourcer for Government Program Administration	6,991,099
156,189	CoreLogic (a) Data Processing Services for Real Estate, Insurance & Mortgages	6,125,732
		28,654,270
	> Semiconductors & Semiconductor Equipment 1.4%
115,310	Monolithic Power Systems High Performance Analog & Mixed Signal Integrated Circuits	9,282,455

	> Electronic Equipment, Instruments & Components 0.6%
47,363	IPG Photonics (a) Fiber Lasers	3,900,343
Information Technology: Total		124,241,089

Industrials 18.7%
	> Machinery 5.9%
221,346	Toro Turf Maintenance Equipment	10,367,846
175,952	ESCO Technologies Industrial Filtration & Advanced Measurement Equipment	8,167,692
144,140	Oshkosh Corporation Specialty Truck Manufacturer	8,071,840
67,076	Nordson Dispensing Systems for Adhesives & Coatings	6,682,782
46,314	Middleby (a) Manufacturer of Cooking Equipment	5,725,337
		39,015,497
	> Commercial Services & Supplies 5.0%
90,974	UniFirst Uniform Rental	11,995,832
193,912	Healthcare Services Group Outsourced Services to Long-term Care Industry	7,675,037
317,448	Knoll Office & Residential Furniture	7,253,687
111,276	Copart (a) Auto Salvage Services	5,959,942
		32,884,498
	> Aerospace & Defense 3.6%
120,733	HEICO FAA-Approved Aircraft Replacement Parts	7,305,554
254,639	Taser (a) Manufacturer of Electrical Weapons & Body Cameras	7,285,221
123,496	Astronics (a) Designer & Manufacturer of Aircraft Electrical Components & Testing Equipment	5,563,495
69,000	B/E Aerospace Producer of Aircraft Interior Components	3,564,540
		23,718,810
	> Professional Services 3.3%
219,355	ICF International (a) Professional Service Company	9,721,814
120,067	WageWorks (a) Healthcare Consumer Directed Benefits & Commuter Account Management	7,313,281
230,374	Navigant Consulting (a) Financial Consulting Firm	4,658,162
		21,693,257
	> Trading Companies & Distributors 0.9%
40,917	Watsco HVAC Distribution	5,765,205
Industrials: Total		123,077,267

Consumer Discretionary 16.9%
	> Hotels, Restaurants & Leisure 5.8%
116,979	Papa John’s International Franchisor of Pizza Restaurants	9,223,794
56,585	Vail Resorts Ski Resort Operator & Developer	8,877,055
197,987	Texas Roadhouse Rural-focused Full Service Steakhouse	7,727,433
221,911	Zoës Kitchen (a) (b) Fast, Casual Mediterranean Food	4,924,205
170,761	Fiesta Restaurant Group (a) Owner/Operator of Two Restaurant Chains: Pollo Tropical & Taco Cabana	4,098,264
76,725	Choice Hotels Franchisor of Budget Hotel Brands	3,458,763
		38,309,514
	> Auto Components 4.0%
112,220	Drew Industries RV & Manufactured Home Components	10,999,804
144,723	Dorman Products (a) Aftermarket Auto Parts Distributor	9,247,800

2

Number of Shares		Value
	> Auto Components—continued
361,234	Gentex Manufacturer of Auto Parts	$6,343,269
		26,590,873
	> Household Durables 2.5%
100,993	Cavco Industries (a) Manufactured Homes	10,003,357
144,249	iRobot (a) Home Robots (Vacuums, Pool Cleaners) & Battlefield Reconnaissance Robots	6,344,071
		16,347,428
	> Specialty Retail 1.8%
149,402	Five Below (a) Low-price Specialty Retailer Targeting Pre-Teens, Teens & Parents	6,019,406
91,175	Monro Muffler Brake Automotive Services	5,577,175
		11,596,581
	> Leisure Products 1.1%
154,753	Brunswick Corp Boats, Boat Engines, Exercise & Bowling Equipment	7,548,851

	> Distributors 1.0%
66,907	Pool Swimming Pool Supplies & Equipment Distributor	6,324,050

	> Diversified Consumer Services 0.7%
132,085	ServiceMaster (a) Pest & Termite Control, Home Warranty & Other Home Services	4,448,623
Consumer Discretionary: Total		111,165,920

Financials 13.3%
	> Banks 9.3%
92,032	SVB Financial Group (a) Bank to Venture Capitalists	10,173,217
229,768	MB Financial Chicago Bank	8,740,375
251,785	LegacyTexas Texas Thrift	7,963,960
219,874	Lakeland Financial Indiana Bank	7,787,937
388,540	Associated Banc-Corp Midwest Bank	7,611,499
283,294	First Busey Illinois Bank	6,402,444
170,479	Sandy Spring Bancorp Baltimore & Washington, D.C. Bank	5,213,248
91,153	Great Southern Bancorp Heartland Bank	3,709,927
133,408	TriCo Bancshares California Central Valley Bank	3,571,332
		61,173,939
	> Capital Markets 3.4%
45,949	MarketAxess Bond Exchange	7,608,695
139,581	SEI Investments Mutual Fund Administration & Investment Management	6,366,289
343,378	Virtu Financial High Speed Trader	5,140,369
257,323	OM Asset Management Asset Manager Holding Company	3,579,363
		22,694,716
	> Insurance 0.6%
90,030	Allied World Assurance Company Holdings Commercial Lines Insurance/Reinsurance	3,639,012
Financials: Total		87,507,667

Energy 3.4%
	> Oil, Gas & Consumable Fuels 1.8%
169,479	Carrizo Oil & Gas (a) Oil & Gas Producer	6,884,237
75,051	PDC Energy (a) Oil & Gas Producer in the United States	5,032,920
		11,917,157
	> Energy Equipment & Services 1.6%
55,707	Core Labs (Netherlands) Oil & Gas Reservoir Consulting	6,257,567
310,725	Frank’s International (Netherlands) (b) Global Provider of Casing Running Services Post Drilling of Wells	4,039,425
		10,296,992
Energy: Total		22,214,149

Real Estate 2.2%
	> Real Estate Management & Development 2.2%
181,900	FirstService Residential Property Management & Housing Related Services	8,491,092

3

Number of Shares		Value
	> Real Estate Management & Development—continued
140,625	Colliers International Group Real Estate Services	$5,916,094
		14,407,186
	> Equity Real Estate Investment Trusts (REITs) —%
14,488	UMH Properties Owner & Operator of Manufactured Home Parks	172,697
Total Real Estate: Total		14,579,883

Consumer Staples 1.0%
	> Household Products 1.0%
61,781	WD-40 Manufacturer of Industrial Lubrications	6,946,038
Consumer Staples: Total		6,946,038

Total Equities: 95.9% (Cost: $451,192,744)		630,933,752	(c)

Short-Term Investments 3.7%
24,079,944	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.20%)	24,079,944

Total Short-Term Investments: 3.7% (Cost: $24,079,944)		24,079,944

Securities Lending Collateral 2.2%
14,138,150	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.30%) (d)	14,138,150

Total Securities Lending Collateral: 2.2% (Cost: $14,138,150)		14,138,150

Total Investments: 101.8% (Cost: $489,410,838) (e)		669,151,846	(f)(g)

Obligation to Return Collateral for Securities Loaned: (2.2)%		(14,138,150)

Cash and Other Assets Less Liabilities: 0.4%		2,566,305

Net Assets: 100.0%		$657,580,001

ADR -  American Depositary Receipts

4

> Notes to Statement of Investments

(a)                       Non-income producing security.

(b)                       All or a portion of this security was on loan at September 30, 2016. The total market value of securities on loan at September 30, 2016 was $13,968,028.

(c)                        On September 30, 2016, the market value of foreign securities represented 1.56% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Netherlands	$10,296,992	1.56

(d)                       Investment made with cash collateral received from securities lending activity.

(e)                        At September 30, 2016, for federal income tax purposes, the cost of investments was approximately $489,410,838 and net unrealized appreciation was $179,741,008 consisting of gross unrealized appreciation of $190,852,860 and gross unrealized depreciation of $11,111,852.

(f)                         An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares.  Holdings and transactions in these affiliated companies during the period ended September 30, 2016, are as follows:

Security	Balance of Shares Held 12/31/15	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/16	Value	Dividend
Rubicon Technology	1,354,071	—	1,354,071	—	$—	$—

At September 30, 2016, the Fund did not hold any investments in affiliated companies.

(g)                        Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee

5

also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Health Care	$141,201,739	$—	$—	$141,201,739
Information Technology	124,241,089	—	—	124,241,089
Industrials	123,077,267	—	—	123,077,267
Consumer Discretionary	111,165,920	—	—	111,165,920
Financials	87,507,667	—	—	87,507,667
Energy	22,214,149	—	—	22,214,149
Real Estate	14,579,883	—	—	14,579,883
Consumer Staples	6,946,038	—	—	6,946,038
Total Equities	630,933,752	—	—	630,933,752
Total Short-Term Investments	24,079,944	—	—	24,079,944
Total Securities Lending Collateral	14,138,150	—	—	14,138,150
Total Investments	$669,151,846	$—	$—	$669,151,846

There were no transfers of financial assets between levels during the period.

6

Columbia Acorn International Select

Statement of Investments (Unaudited), September 30, 2016

Number of Shares		Value
		Equities: 95.9%
Europe 43.1%
	> United Kingdom 11.9%
242,000	Halma Health & Safety Sensor Technology	$3,290,379
141,000	Compass Group Catering & Support Services	2,732,218
136,930	WH Smith Newsprint, Books & General Stationery Retailer	2,729,669
43,800	Rightmove Internet Real Estate Listings	2,396,886
38,000	Next Clothes & Home Retailer in the UK	2,352,356
		13,501,508
	> Germany 7.6%
100,210	Wirecard (a) Online Payment Processing & Risk Management	5,206,401
33,500	MTU Aero Engines Airplane Engine Components & Services	3,388,780
		8,595,181
	> Switzerland 7.4%
9,400	Partners Group Private Markets Asset Management	4,741,122
8,540	Geberit Plumbing Systems	3,739,491
		8,480,613
	> Denmark 4.6%
118,955	Novozymes Industrial Enzymes	5,231,730

	> Sweden 4.1%
106,000	Hexagon Design, Measurement & Visualization Software & Equipment	4,628,573

	> Spain 3.1%
566,000	Distribuidora Internacional de Alimentación Discount Retailer in Spain & Latin America	3,503,981

	> France 2.5%
22,000	Essilor International Eyeglass Lenses	2,837,131

	> Ireland 1.9%
158,000	Ryanair European Low Cost Airline	2,157,381
Europe: Total		48,936,098

Asia 38.0%
	> Japan 22.0%
117,500	Recruit Holdings Recruitment & Media Services	4,793,201
335,000	Sony Financial Holdings Life Insurance, Assurance & Internet Banking	4,613,526
291,000	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	4,596,310
96,000	KDDI Mobile & Fixed Line Communication Service Provider in Japan	2,974,273
68,000	Hoya Opto-electrical Components & Eyeglass Lenses	2,735,493
173,000	Santen Pharmaceutical Specialty Pharma (Ophthalmic Medicine)	2,554,583
34,300	FamilyMart Convenience Store Operator	2,289,743
15,100	Bandai Namco Branded Toys & Related Content	462,182
		25,019,311
	> China 7.7%
14,200	NetEase.com - ADR Chinese Online Gaming Services	3,419,076
217,000	Vipshop - ADR (b) Internet Discount Retailer	3,183,390
1,821,000	China Everbright International Municipal Waste Operator	2,183,202
		8,785,668
	> India 3.4%
463,000	Zee Entertainment Enterprises Indian Programmer of Pay Television Content	3,811,281

	> Taiwan 2.6%
24,000	Largan Precision Mobile Device Camera Lenses & Modules	2,925,036

	> Thailand 2.3%
228,000	Airports of Thailand Airport Operator of Thailand	2,629,510
Asia: Total		43,170,806

Other Countries 14.8%
	> Canada 7.3%
29,641	CCL Industries Global Label Converter	5,707,240
66,240	Vermilion Energy (a) Canadian Exploration & Production Company	2,565,888
		8,273,128
	> South Africa 3.2%
21,000	Naspers Media in Africa, China, Russia & Other Emerging Markets	3,634,878

	> United States 2.3%
41,840	Anadarko Petroleum Worldwide Production of Oil & Gas	2,650,982

1

Number of Shares		Value
	> United States—continued
	> Australia 2.0%
193,000	Amcor Flexible & Rigid Packaging	$2,247,929
Other Countries: Total		16,806,917

Total Equities: 95.9% (Cost: $86,712,162)		108,913,821	(c)

Short-Term Investments 4.0%
4,521,693	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.35%)	4,521,693
48,155	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.20%)	48,155

Total Short-Term Investments: 4.0% (Cost: $4,569,848)		4,569,848

Securities Lending Collateral 4.8%
5,486,643	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.30%) (d)	5,486,643

Total Securities Lending Collateral: 4.8% (Cost: $5,486,643)		5,486,643

Total Investments: 104.7% (Cost: $96,768,653) (e)		118,970,312	(f)

Obligation to Return Collateral for Securities Loaned: (4.8)%		(5,486,643)

Cash and Other Assets Less Liabilities: 0.1%		143,634

Net Assets: 100.0%		$113,627,303

ADR    American Depositary Receipts

2

> Notes to Statement of Investments

(a)                       All or a portion of this security was on loan at September 30, 2016. The total market value of securities on loan at September 30, 2016 was $5,215,115.

(b)                       Non-income producing security.

(c)                        On September 30, 2016, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	25,019,311	22.0
Euro	17,093,674	15.1
British Pound	13,501,508	11.9
U.S. Dollar	9,253,448	8.1
Swiss Franc	8,480,613	7.5
Canadian Dollar	8,273,128	7.3
Other currencies less than 5% of total net assets	27,292,139	24.0
Total Equities	$108,913,821	95.9

(d)                       Investment made with cash collateral received from securities lending activity.

(e)                        At September 30, 2016, for federal income tax purposes, the cost of investments was approximately $96,768,653 and net unrealized appreciation was $22,201,660 consisting of gross unrealized appreciation of $27,078,578 and gross unrealized depreciation of $4,876,918.

(f)                         Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing

3

vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$—	$48,936,098	$—	$48,936,098
Asia	6,602,466	36,568,340	—	43,170,806
Other Countries	10,924,110	5,882,807	—	16,806,917
Total Equities	17,526,576	91,387,245	—	108,913,821
Total Short-Term Investments	4,569,848	—	—	4,569,848
Total Securities Lending Collateral	5,486,643	—	—	5,486,643
Total Investments	$27,583,067	$91,387,245	$—	$118,970,312

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

4

Portfolio Diversification (Unaudited)

At September 30, 2016, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Information Technology
Electronic Equipment, Instruments & Components	$10,843,988	9.6
Internet Software & Services	5,815,962	5.1
IT Services	5,206,401	4.6
	21,866,351	19.3
> Consumer Discretionary
Media	7,446,160	6.6
Internet & Catalog Retail	3,183,390	2.8
Hotels, Restaurants & Leisure	2,732,218	2.4
Specialty Retail	2,729,669	2.4
Multiline Retail	2,352,356	2.0
Leisure Products	462,182	0.4
	18,905,975	16.6
> Industrials
Professional Services	4,793,201	4.2
Building Products	3,739,492	3.3
Aerospace & Defense	3,388,780	3.0
Transportation Infrastructure	2,629,510	2.3
Commercial Services & Supplies	2,183,201	1.9
Airlines	2,157,381	1.9
	18,891,565	16.6
> Materials
Containers & Packaging	7,955,168	7.0
Chemicals	5,231,730	4.6
	13,186,898	11.6
> Financials
Capital Markets	4,741,122	4.1
Insurance	4,613,526	4.1
	9,354,648	8.2

> Health Care
Health Care Equipment & Supplies	5,572,624	4.9
Pharmaceuticals	2,554,583	2.3
	8,127,207	7.2
> Consumer Staples
Food & Staples Retailing	5,793,724	5.1
	5,793,724	5.1
> Energy
Oil, Gas & Consumable Fuels	5,216,870	4.6
	5,216,870	4.6
> Real Estate
Real Estate Management & Development	4,596,310	4.1
	4,596,310	4.1
> Telecommunication Services
Wireless Telecommunication Services	2,974,273	2.6
	2,974,273	2.6

Total Equities:	108,913,821	95.9
Short-Term Investments:	4,569,848	4.0
Securities Lending Collateral:	5,486,643	4.8
Total Investments:	118,970,312	104.7

Obligation to Return Collateral for Securities Loaned:	(5,486,643)	(4.8)
Cash and Other Assets Less Liabilities:	143,634	0.1

Net Assets:	$113,627,303	100.0

5

Columbia Acorn Select

Statement of Investments (Unaudited), September 30, 2016

Number of Shares		Value
		Equities: 95.1%
Consumer Discretionary 24.4%
	> Hotels, Restaurants & Leisure 7.7%
171,600	Papa John’s International Franchisor of Pizza Restaurants	$13,530,660
79,584	Vail Resorts Ski Resort Operator & Developer	12,485,138
		26,015,798
	> Distributors 5.1%
480,620	LKQ (a) Alternative Auto Parts Distribution	17,042,785

	> Media 4.7%
463,000	Liberty Global Series A (a) Cable TV Franchises Outside of the United States	15,825,340

	> Household Durables 3.0%
229,000	iRobot (a) Home Robots (Vacuums, Pool Cleaners) & Battlefield Reconnaissance Robots	10,071,420

	> Textiles, Apparel & Luxury Goods 2.0%
261,000	Hanesbrands Apparel Wholesaler	6,590,250

	> Internet & Direct Marketing Retail 1.9%
300,000	Liberty TripAdvisor Holdings Class A (a) Holding Company for Trip Advisor	6,555,000
Consumer Discretionary: Total		82,100,593

Industrials 23.8%
	> Machinery 10.1%
162,000	Wabtec Freight & Transit Component Supplier	13,227,300
88,400	Middleby (a) Manufacturer of Cooking Equipment	10,928,008
67,256	Nordson Dispensing Systems for Adhesives & Coatings	6,700,715
55,007	Oshkosh Corporation Specialty Truck Manufacturer	3,080,392
		33,936,415
	> Road & Rail 7.1%
37,000	Amerco North American Moving & Storage King	11,996,510
145,000	JB Hunt Transport Services Truck & Intermodal Carrier	11,765,300
		23,761,810
	> Electrical Equipment 3.6%
335,530	Generac (a) Standby Power Generators	12,179,739

	> Professional Services 3.0%
270,395	Robert Half International Temporary & Permanent Staffing in Finance, Accounting & Other Professions	10,237,155
Industrials: Total		80,115,119

Financials 13.0%
	> Banks 7.8%
152,600	SVB Financial Group (a) Bank to Venture Capitalists	16,868,404
79,000	Signature Bank (a) New York City Metro Area Bank	9,357,550
		26,225,954
	> Capital Markets 5.2%
263,000	Lazard Corporate Advisory & Asset Management	9,562,680
198,237	Eaton Vance Specialty Mutual Funds	7,741,155
		17,303,835
Financials: Total		43,529,789

Health Care 12.8%
	> Health Care Equipment & Supplies 4.9%
107,177	Align Technology (a) Invisalign System to Correct Malocclusion (Crooked Teeth)	10,047,844
107,000	LivaNova (a) Neuromodulation & Cardiac Devices	6,431,770
		16,479,614
	> Health Care Providers & Services 4.3%
357,000	HealthSouth Inpatient Rehabilitation Facilities & Home Health Care	14,483,490

	> Life Sciences Tools & Services 3.0%
356,603	VWR (a) Distributor of Lab Supplies	10,113,261

	> Biotechnology 0.6%
26,186	Ultragenyx Pharmaceutical (a) Biotech Focused on “Ultra-Orphan” Drugs	1,857,635
Health Care: Total		42,934,000

1

Number of Shares		Value
Real Estate 10.1%
	> Equity Real Estate Investment Trusts (REITs) 7.0%
273,566	EdR Student Housing	$11,801,637
125,161	Crown Castle International Communications Towers	11,791,418
		23,593,055
	> Real Estate Management & Development 3.1%
92,300	Jones Lang LaSalle Real Estate Services	10,502,817
Total Real Estate: Total		34,095,872

Information Technology 7.7%
	> Software 5.0%
113,158	Ansys (a) Simulation Software for Engineers & Designers	10,479,562
31,057	Ultimate Software (a) Human Capital Management Systems	6,347,740
		16,827,302
	> Internet Software & Services 2.7%
124,000	SPS Commerce (a) Supply Chain Management Software Delivered via the Web	9,102,840
	Information Technology: Total	25,930,142

Materials 3.3%
	> Chemicals 3.3%
388,681	Axalta Coating Systems (a) Global Manufacturer of High Performance Coatings	10,988,012
Materials: Total		10,988,012

Total Equities: 95.1% (Cost: $273,922,953)		319,693,527

Short-Term Investments 4.0%
13,347,906	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.20%)	13,347,906

Total Short-Term Investments: 4.0% (Cost: $13,347,906)		13,347,906

Total Investments: 99.1% (Cost: $287,270,859) (b)		333,041,433	(c)

Cash and Other Assets Less Liabilities: 0.9%		3,177,812

Net Assets: 100.0%		$336,219,245

2

> Notes to Statement of Investments

(a)                       Non-income producing security.

(b)                       At September 30, 2016, for federal income tax purposes, the cost of investments was approximately $287,270,859 and net unrealized appreciation was $45,770,574 consisting of gross unrealized appreciation of $53,296,143 and gross unrealized depreciation of $7,525,569.

(c)                        Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

3

The following table summarizes the inputs used, as of September 30, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Consumer Discretionary	$82,100,593	$—	$—	$82,100,593
Industrials	80,115,119	—	—	80,115,119
Financials	43,529,789	—	—	43,529,789
Health Care	42,934,000	—	—	42,934,000
Real Estate	34,095,872	—	—	34,095,872
Information Technology	25,930,142	—	—	25,930,142
Materials	10,988,012	—	—	10,988,012
Total Equities	319,693,527	—	—	319,693,527
Total Short-Term Investments	13,347,906	—	—	13,347,906
Total Investments	$333,041,433	$—	$—	$333,041,433

There were no transfers of financial assets between levels during the period.

The following table reconciles asset balances for the period ending September 30, 2016, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers out of Level 3	Balance as of September 30, 2016
Equities
Food Products	$8,851,514	$(16,166,667)	$11,148,486	$—	$(3,833,333)	$—	$—	$—

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Certain securities classified as Level 3 are valued by the Committee at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

4

Columbia Thermostat Fund

Statement of Investments (Unaudited), September 30, 2016

Number of Shares		Value
	> Affiliated Bond Funds 79.7%
$36,676,069	Columbia Short Term Bond Fund, Class I Shares (a)	$367,127,446
33,206,386	Columbia U.S. Government Mortgage Fund, Class I Shares (a)	183,631,316
19,574,958	Columbia Total Return Bond Fund, Class I Shares (a)	183,613,105
9,375,416	Columbia Income Opportunities Fund, Class I Shares (a)	92,347,850
7,976,293	Columbia U.S. Treasury Index Fund, Class I Shares (a)	91,567,841
Total Affiliated Bond Funds: (Cost: $902,053,083)		918,287,558

	> Affiliated Stock Funds 19.9%
2,043,005	Columbia Contrarian Core Fund, Class I Shares (a)	45,865,462
2,430,821	Columbia Dividend Income Fund, Class I Shares (a)	45,699,442
1,096,676	Columbia Acorn International, Class I Shares (a)	45,621,742
1,231,089	Columbia Acorn Fund, Class I Shares (a) (b)	22,885,944
1,505,083	Columbia Acorn Select, Class I Shares (a) (b)	22,877,266
1,039,175	Columbia Large Cap Enhanced Core Fund, Class I Shares (a)	22,872,234
1,348,041	Columbia Select Large Cap Growth Fund, Class I Shares (a) (b)	22,768,406
Total Affiliated Stock Funds: (Cost: $192,359,653)		228,590,496

	> Short-Term Investments 0.4%
4,891,165	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.20%)	4,891,165

Total Short-Term Investments: (Cost: $4,891,165)		4,891,165

Total Investments: 100.0% (Cost: $1,099,303,901) (c)		1,151,769,219	(d)

Cash and Other Assets Less Liabilities: —%		(235,860)

Net Assets: 100.0%		$1,151,533,359

1

> Notes to Statement of Investments

(a)                       An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares.  Holdings and transactions in these affiliated companies during the period ended September 30, 2016, are as follows:

Security	Balance of Shares Held 12/31/15	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/16	Value	Dividend
Columbia Short Term Bond Fund, Class I Shares	33,379,127	16,455,264	13,158,322	36,676,069	$367,127,446	$2,498,961
Columbia U.S. Government Mortgage Fund, Class I Shares	30,509,848	15,044,146	12,347,608	33,206,386	183,631,316	3,124,068
Columbia Total Return Bond Fund, Class I Shares	18,493,046	8,552,385	7,470,473	19,574,958	183,613,105	3,583,585
Columbia Income Opportunities Fund, Class I Shares	17,570,413	6,148,475	14,343,472	9,375,416	92,347,850	4,597,044
Columbia U.S. Treasury Index Fund, Class I Shares	—	9,181,126	1,204,833	7,976,293	91,567,841	515,491
Columbia Contrarian Core Fund, Class I Shares	2,628,205	2,960,759	3,545,959	2,043,005	45,865,462	—
Columbia Dividend Income Fund, Class I Shares	3,143,436	3,247,876	3,960,491	2,430,821	45,699,442	857,027
Columbia Acorn International, Class I Shares	1,389,031	1,684,270	1,976,625	1,096,676	45,621,742	—
Columbia Acorn Fund, Class I Shares	1,397,374	2,032,331	2,198,616	1,231,089	22,885,944	—
Columbia Acorn Select, Class I Shares	1,752,426	2,454,334	2,701,677	1,505,083	22,877,266	—
Columbia Large Cap Enhanced Core Fund, Class I Shares	1,322,181	1,536,483	1,819,489	1,039,175	22,872,234	69,064
Columbia Select Large Cap Growth Fund, Class I Shares	1,625,974	2,451,477	2,729,410	1,348,041	22,768,406	—
Total of Affiliated Transactions	113,211,061	71,748,926	67,456,975	117,503,012	$1,146,878,054	$15,245,240

The aggregate cost and value of these companies at September 30, 2016, was $1,094,412,736 and $1,146,878,054, respectively.  Investments in affiliated companies represented 99.60% of the Fund’s total net assets at September 30, 2016.

(b)                       Non-income producing security.

(c)                        At September 30, 2016, for federal income tax purposes, the cost of investments was approximately $1,099,303,901 and net unrealized appreciation was $52,465,318 consisting of gross unrealized appreciation of $52,465,318 and gross unrealized depreciation of $0.

(d)                       Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose NAVs are published each day.

CWAM’s Valuation Committee (the Committee) is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the

2

Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Affiliated Bond Funds	$918,287,558	$—	$—	$918,287,558
Total Affiliated Stock Funds	228,590,496	—	—	228,590,496
Total Short-Term Investments	4,891,165	—	—	4,891,165
Total Investments	$1,151,769,219	$—	$—	$1,151,769,219

There were no transfers of financial assets between levels during the period.

3

Columbia Acorn Emerging Markets Fund

Statement of Investments (Unaudited), September 30, 2016

Number of Shares		Value
		Equities: 95.8%
Asia 70.8%
	> India 13.4%
936,472	Zee Entertainment Enterprises Indian Programmer of Pay Television Content	$7,708,765
771,523	TVS Motor Indian Maker of Scooters, Mopeds, Motorcycles & Three-wheelers	4,251,803
246,667	Amara Raja Indian Maker of Auto & Industrial Batteries, Mostly for the Replacement Market	3,751,429
497,759	GRUH Finance Rural & Small Town Mortgage & Home Equity Lending in India	2,454,715
177,038	United Breweries Indian Brewer	2,407,603
		20,574,315
	> Taiwan 12.0%
343,581	PChome Online Taiwanese E-commerce Company	4,066,958
210,000	Silergy Chinese Provider of Analog & Mixed Digital Integrated Circuits	3,114,834
25,000	Largan Precision Mobile Device Camera Lenses & Modules	3,046,912
221,988	Advantech Industrial PC & Components	1,910,696
986,000	Vanguard International Semiconductor Semiconductor Foundry	1,852,450
78,000	St. Shine Optical Disposable Contact Lens Original Equipment Manufacturer	1,821,995
167,000	Addcn Technology Real Estate, Online Game Items & Auto Portal	1,290,055
122,000	Ginko International Contact Lens Maker in China	1,214,959
		18,318,859
	> Korea 11.7%
192,419	ModeTour Network Travel Services	5,046,472
114,626	Koh Young Technology Inspection Systems for Printed Circuit Boards	4,773,171
86,671	Korea Investment Holdings Brokerage & Asset Management	3,229,797
32,351	KEPCO Plant Service & Engineering Power Plant & Grid Maintenance	1,703,726
90,103	Sam Yung Trading Ophthalmic lenses	1,637,188
1,915	Orion Corp Confectionery & Snack Manufacturer	1,443,225
		17,833,579
	> China 9.5%
245,083	Vipshop - ADR (a) Internet Discount Retailer	3,595,368
11,060,000	NewOcean Energy Southern China Liquefied Petroleum Gas Distributor	2,980,585
1,869,000	China Everbright International Municipal Waste Operator	2,240,749
59,912	51job - ADR (a) Integrated Human Resource Services	1,999,862
836,000	TravelSky Technology Chinese Air Travel Transaction Processor	1,995,371
59,444	BitAuto - ADR (a) (b) Automotive Information Website for Buyers & Dealers	1,728,631
		14,540,566
	> Indonesia 9.2%
25,000,000	Media Nusantara Citra Media Company in Indonesia	3,883,852
10,500,000	Link Net Fixed Broadband & CATV Service Provider	3,507,777
6,500,000	Tower Bersama Infrastructure Communications Towers	3,041,855
1,500,000	Matahari Department Store Department Store Chain in Indonesia	2,129,899
7,000,000	Surya Citra Media Free to Air TV Station in Indonesia	1,506,589
		14,069,972
	> Thailand 3.4%
4,476,100	Samui Airport Property Fund Thai Airport Operator	3,552,461
5,691,000	Home Product Center Home Improvement Retailer	1,647,148
		5,199,609
	> Hong Kong 3.3%
1,742,000	Vitasoy International Hong Kong Soy Food Brand	3,528,171
1,450,000	Value Partners Mutual Fund Management	1,502,260
		5,030,431
	> Philippines 3.1%
23,000,000	Melco Crown (Philippines) Resorts (a) Integrated Resort Operator in Manila	1,864,405
18,000,000	RFM Corporation Flour, Bread, Pasta & Ice Cream Manufacturer/Distributor in the Philippines	1,558,924

1

Number of Shares		Value
	> Philippines—continued
1,560,000	Puregold Price Club Supermarket Operator in the Philippines	$1,367,151
		4,790,480
	> Singapore 3.0%
5,892,800	China Everbright Water Waste Water Treatment Operator	2,597,996
4,366,000	SIIC Environment (a) Waste Water Treatment Operator	1,984,982
		4,582,978
	> Cambodia 2.2%
5,163,000	Nagacorp Casino & Entertainment Complex in Cambodia	3,407,858
Asia: Total		108,348,647

Other Countries 11.7%
	> South Africa 5.9%
342,136	Famous Brands Quick Service Restaurant & Cafe Franchise System in Africa	4,113,860
882,911	Rand Merchant Insurance Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	2,663,692
450,885	Coronation Fund Managers South African Fund Manager	2,307,900
		9,085,452
	> Canada 2.2%
259,201	Parex Resources (a) Canadian-listed Exploration & Production Company Operating in Colombia	3,289,529

	> United States 2.0%
107,457	Bladex Latin American Trade Financing House	3,028,138

	> Guatemala 1.6%
189,900	Tahoe Resources Silver & Gold Projects in Guatemala, Canada & Peru	2,434,634
Other Countries: Total		17,837,753

Europe 7.2%
	> Finland 2.8%
202,395	Tikkurila Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe	4,353,950

	> Spain 1.7%
376,017	Prosegur Security Guards	2,627,318

	> Poland 1.4%
8,800	Wawel Chocolate & Confectionery Maker in Poland	2,071,184

	> Sweden 1.3%
37,336	Millicom Telecoms Operator in Latin America & Africa	1,936,695
Europe: Total		10,989,147

Latin America 6.1%
	> Mexico 6.1%
545,000	Grupo Aeroportuario Centro Norte Northern Mexican Airport Operator	3,212,703
2,093,300	Qualitas Auto Insurer in Mexico & Central America	3,159,963
3,134,000	Hoteles City Express (a) Budget Hotel Operator in Mexico	2,941,698
		9,314,364
Latin America: Total		9,314,364

Total Equities: 95.8% (Cost: $141,208,277)		146,489,911	(c)

Short-Term Investments 3.6%
5,554,789	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.35%)	5,554,789

Total Short-Term Investments: 3.6% (Cost: $5,554,789)		5,554,789

Securities Lending Collateral 0.8%
1,280,300	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.30%) (d)	1,280,300

Total Securities Lending Collateral: 0.8% (Cost: $1,280,300)		1,280,300

Total Investments: 100.2% (Cost: $148,043,366)(e)		153,325,000	(f)

Obligation to Return Collateral for Securities Loaned: (0.8)%		(1,280,300)

Cash and Other Assets Less Liabilities: 0.6%		933,218

Net Assets: 100.0%		$152,977,918

ADR -    American Depositary Receipts

2

> Notes to Statement of Investments

(a)                       Non-income producing security.

(b)                       All or a portion of this security was on loan at September 30, 2016. The total market value of securities on loan at September 30, 2016 was $1,201,004.

(c)                        On September 30, 2016, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Indian Rupee	$20,574,315	13.4
Taiwan Dollar	18,318,859	12.0
Korean Won	17,833,579	11.7
U.S. Dollar	17,187,089	11.2
Hong Kong Dollar	15,654,993	10.2
Indonesian Rupiah	14,069,972	9.2
Mexican Peso	9,314,364	6.1
South African Rand	9,085,452	5.9
Other currencies less than 5% of total net assets	31,286,377	20.5
Total Equities	$153,325,000	100.2

(d)                       Investment made with cash collateral received from securities lending activity.

(e)                        At September 30, 2016, for federal income tax purposes, the cost of investments was approximately $148,043,366 and net unrealized appreciation was $5,281,634 consisting of gross unrealized appreciation of $24,278,448 and gross unrealized depreciation of $18,996,814.

(f)                         Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the

3

Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$7,323,861	$101,024,786	$—	$108,348,647
Other Countries	8,752,301	9,085,452	—	17,837,753
Europe	—	10,989,147	—	10,989,147
Latin America	9,314,364	—	—	9,314,364
Total Equities	25,390,526	121,099,385	—	146,489,911
Total Short-Term Investments	5,554,789	—	—	5,554,789
Total Securities Lending Collateral	1,280,300	—	—	1,280,300
Total Investments	$32,225,615	$121,099,385	$—	$153,325,000

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the period ending September 30, 2016, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers out of Level 3	Balance as of September 30, 2016
Equities
Asia	$4,620,853	$—	$—	$—	$—	$—	$(4,620,853)	$—

4

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Financial assets were transferred from Level 3 to Level 2 as trading resumed during the period.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$4,620,853	—	—	$4,620,853

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions.

Certain securities classified as Level 3 are valued by the Committee at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities or indices and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

5

Portfolio Diversification (Unaudited)

At September 30, 2016, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Consumer Discretionary
Hotels, Restaurants & Leisure	$17,374,293	11.4
Media	13,099,206	8.6
Automobiles	4,251,803	2.8
Internet & Catalog Retail	3,595,368	2.4
Multiline Retail	2,129,899	1.4
Specialty Retail	1,647,148	1.1
	42,097,717	27.7
> Information Technology
Semiconductors & Semiconductor Equipment	9,740,455	6.4
Internet Software & Services	7,085,645	4.6
Electronic Equipment, Instruments & Components	3,046,912	2.0
IT Services	1,995,371	1.3
Technology Hardware, Storage & Peripherals	1,910,696	1.2
	23,779,079	15.5
> Financials
Capital Markets	7,039,958	4.6
Insurance	5,823,655	3.8
Real Estate Investment Trusts (REITs)	3,552,460	2.3
Banks	3,028,138	2.0
Thrifts & Mortgage Finance	2,454,715	1.6
	21,898,926	14.3
> Industrials
Commercial Services & Supplies	6,571,793	4.3
Electrical Equipment	3,751,429	2.4
Transportation Infrastructure	3,212,703	2.1
Professional Services	1,999,863	1.3
Trading Companies & Distributors	1,637,189	1.1
	17,172,977	11.2
> Consumer Staples
Food Products	8,601,503	5.6
Beverages	2,407,603	1.6
Food & Staples Retailing	1,367,151	0.9
	12,376,257	8.1
> Telecommunication Services
Wireless Telecommunication Services	4,978,550	3.2
Diversified Telecommunication Services	3,507,777	2.3
	8,486,327	5.5
> Materials
Chemicals	4,353,950	2.8
Metals & Mining	2,434,634	1.6
	6,788,584	4.4
> Energy
Oil, Gas & Consumable Fuels	6,270,113	4.1
	6,270,113	4.1
> Utilities
Water Utilities	4,582,978	3.0
	4,582,978	3.0
> Health Care
Health Care Equipment & Supplies	3,036,953	2.0
	3,036,953	2.0

Total Equities:	146,489,911	95.8
Short-Term Investments:	5,554,789	3.6
Securities Lending Collateral:	1,280,300	0.8
Total Investments:	153,325,000	100.2

Obligation to Return Collateral for Securities Loaned:	(1,280,300)	(0.8)
Cash and Other Assets Less Liabilities:	933,218	0.6

Net Assets:	$152,977,918	100.0

6

Columbia Acorn European Fund

Statement of Investments (Unaudited), September 30, 2016

Number of Shares		Value
		Equities: 98.3%
Europe 96.9%
	> United Kingdom 27.0%
126,231	Halma Health & Safety Sensor Technology	$1,716,313
26,655	Rightmove Internet Real Estate Listings	1,458,653
117,474	Abcam Online Sales of Antibodies	1,279,016
433,932	Rentokil Initial Pest Control, Washroom & Workwear Service Provider	1,250,306
94,669	Shaftesbury London Prime Retail REIT	1,190,240
221,795	Domino’s Pizza UK & Ireland Pizza Delivery in the UK, Ireland & Switzerland	1,073,736
90,309	Big Yellow UK Self Storage	913,021
440,355	Connect Group Newspaper & Magazine Distributor	863,283
39,357	WH Smith Newsprint, Books & General Stationery Retailer	784,573
1,029,940	Assura UK Primary Health Care Property REIT	778,279
14,411	Croda International Oleo-chemicals & Industrial Chemicals	650,770
139,928	Halfords UK Retailer of Leisure Goods & Auto Parts	635,875
204,000	Hastings Group Holdings General Insurance Provider	611,062
116,626	DS Smith Packaging	580,926
168,528	Ocado (a) (b) Online Grocery Retailer	577,767
123,321	Regus Rental Office Space in Full-service Business Center	417,029
5,359	Spirax Sarco Steam Systems & Pumps for Manufacturing & Process Industries	312,226
84,385	Polypipe Manufacturer of Plastic Piping & Fittings	307,127
		15,400,202
	> Germany 14.6%
39,781	Wirecard (b) Online Payment Processing & Risk Management	2,066,818
25,147	Aurelius European Turnaround Investor	1,587,021
11,860	MTU Aero Engines Airplane Engine Components & Services	1,199,729
22,387	NORMA Group Clamps for Automotive & Industrial Applications	1,151,798
7,724	Fielmann Retail Optician Chain	629,498
18,000	Deutsche Beteiligungs Private Equity Investment Management	597,914
1,158	Rational Commercial Ovens	580,174
12,323	Ströer (b) Out of Home & Online Advertising	535,449
		8,348,401
	> Sweden 13.2%
189,040	Unibet European Online Gaming Operator	1,756,247
99,554	Recipharm (b) Contract Development Manufacturing Organization	1,624,651
82,952	Trelleborg Manufacturer of Sealing, Dampening & Protective Solutions for Industry	1,624,462
59,867	Sweco Engineering Consultants	1,233,796
36,941	Mekonomen (b) Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service	719,115
77,000	Byggmax Nordic Discount DIY Retail Chain	581,171
		7,539,442
	> Spain 7.1%
233,155	Distribuidora Internacional de Alimentación Discount Retailer in Spain & Latin America	1,443,411
193,497	Prosegur Security Guards	1,352,009
11,867	Viscofan Sausage Casings Maker	642,011
19,771	Bolsas y Mercados Españoles Spanish Stock Markets	587,336
		4,024,767
	> Finland 6.3%
57,748	Tikkurila Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe	1,242,283
68,560	Munksjo (c)	929,046
56,522	Munksjo Specialty Paper Maker	756,848
17,961	Konecranes Manufacture & Service of Industrial Cranes & Port Handling Equipment	636,366
		3,564,543
	> France 5.4%
36,969	AKKA Technologies Engineering Consultancy	1,374,613
39,663	Elior Group Contract Caterer & Travel Concessionary	908,039

1

Number of Shares		Value
	> France—continued
1,710	Eurofins Scientific Food, Pharmaceuticals & Materials Screening & Testing	$776,727
		3,059,379
	> Denmark 5.3%
30,589	SimCorp Software for Investment Managers	1,776,847
61,898	William Demant Holding (a) Manufacture & Distribution of Hearing Aids & Diagnostic Equipment	1,263,568
		3,040,415
	> Netherlands 5.2%
36,701	Aalberts Industries Flow Control & Heat Treatment	1,251,271
13,475	Gemalto Digital Security Solutions	864,028
48,426	Brunel Temporary Specialist & Energy Staffing	847,269
		2,962,568
	> Italy 4.5%
20,157	Industria Macchine Automatiche Food & Drugs Packaging & Machinery	1,338,222
10,622	Brembo High Performance Auto Braking Systems Supplier	633,601
222,177	Hera Northern Italian Utility	598,499
		2,570,322
	> Switzerland 3.8%
3,077	Partners Group Private Markets Asset Management	1,551,961
1,583	Inficon Gas Detection Instruments	606,559
		2,158,520
	> Norway 2.1%
118,307	Atea Nordic IT Hardware/Software Reseller & Integrator	1,198,667

	> Poland 1.2%
2,919	Wawel Chocolate & Confectionery Maker in Poland	687,021

	> Belgium 1.2%
9,217	Melexis Analog & Custom Integrated Circuit Designer	661,511
Europe: Total		55,215,758

Other Countries 1.4%
	> United States 1.4%
13,451	LivaNova (a) Neuromodulation & Cardiac Devices	808,540
Other Countries: Total		808,540

Total Equities: 98.3% (Cost: $47,447,221)		56,024,298	(d)

Short-Term Investments 1.5%
841,579	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.35%)	841,579

Total Short-Term Investments: 1.5% (Cost: $841,579)		841,579

Securities Lending Collateral 5.2%
2,958,491	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.30%) (e)	2,958,491

Total Securities Lending Collateral: 5.2% (Cost: $2,958,491)		2,958,491

Total Investments: 105.0% (Cost: $51,247,291) (f)		59,824,368	(g)

Obligation to Return Collateral for Securities Loaned: (5.2)%		(2,958,491)

Cash and Other Assets Less Liabilities: 0.2%		86,010

Net Assets: 100.0%		$56,951,887

2

> Notes to Statement of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2016. The total market value of securities on loan at September 30, 2016 was $2,827,635.
(c)	Security is traded on a Swedish exchange.
(d)	On September 30, 2016, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$24,262,446	42.6
British Pound	15,400,202	27.0
Swedish Krona	8,468,488	14.9
Danish Krone	3,040,415	5.3
Other currencies less than 5% of total net assets	4,852,747	8.5
Total Equities	$56,024,298	98.3

(e)	Investment made with cash collateral received from securities lending activity.
(f)

At September 30, 2016, for federal income tax purposes, the cost of investments was approximately $51,247,291 and net unrealized appreciation was $8,577,077 consisting of gross unrealized appreciation of $10,293,460 and gross unrealized depreciation of $1,716,383.

(g)	Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under

3

which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$—	$55,215,758	$—	$55,215,758
Other Countries	808,540	—	—	808,540
Total Equities	808,540	55,215,758	—	56,024,298
Total Short-Term Investments	841,579	—	—	841,579
Total Securities Lending Collateral	2,958,491	—	—	2,958,491
Total Investments	$4,608,610	$55,215,758	$—	$59,824,368

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

4

Portfolio Diversification (Unaudited)

At September 30, 2016, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Industrials
Machinery	$6,894,519	12.1
Commercial Services & Supplies	3,019,343	5.3
Professional Services	2,221,883	3.9
Construction & Engineering	1,233,796	2.2
Aerospace & Defense	1,199,729	2.1
Building Products	307,127	0.5
	14,876,397	26.1
> Information Technology
IT Services	3,265,486	5.7
Software	2,640,875	4.6
Electronic Equipment, Instruments & Components	2,322,872	4.1
Internet Software & Services	1,458,653	2.5
Semiconductors & Semiconductor Equipment	661,511	1.2
	10,349,397	18.1
> Consumer Discretionary
Hotels, Restaurants & Leisure	3,738,022	6.6
Specialty Retail	3,350,232	5.9
Distributors	863,283	1.5
Auto Components	633,601	1.1
Internet & Catalog Retail	577,767	1.0
Media	535,449	0.9
	9,698,354	17.0
> Health Care
Health Care Equipment & Supplies	2,072,107	3.6
Pharmaceuticals	1,624,651	2.9
Biotechnology	1,279,016	2.2
Life Sciences Tools & Services	776,727	1.4
	5,752,501	10.1
> Financials
Capital Markets	4,324,232	7.6
Insurance	611,062	1.1
	4,935,294	8.7
> Materials
Chemicals	1,893,053	3.3
Paper & Forest Products	1,685,894	3.0
Containers & Packaging	580,926	1.0
	4,159,873	7.3
> Real Estate
Equity Real Estate Investment Trusts (REITs)	2,881,540	5.1
	2,881,540	5.1
> Consumer Staples
Food & Staples Retailing	1,443,411	2.5
Food Products	1,329,032	2.3
	2,772,443	4.8
> Utilities
Multi-Utilities	598,499	1.1
	598,499	1.1

Total Equities:	56,024,298	98.3
Short-Term Investments:	841,579	1.5
Securities Lending Collateral:	2,958,491	5.2
Total Investments:	59,824,368	105.0

Obligation to Return Collateral for Securities Loaned:	(2,958,491)	(5.2)
Cash and Other Assets Less Liabilities:	86,010	0.2

Net Assets:	$56,951,887	100.0

5

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President and Principal Executive Officer

Date	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President and Principal Executive Officer

Date	November 21, 2016

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer and Principal Accounting and Financial Officer

Date	November 21, 2016